Intangibles (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
				December 31, 2013
	Cost	Accumulated amortization	Net book value	Additions (including adjustments)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$235,369	$160,847	$74,522	$74	5.00
Customer lists	243,961	131,112	112,849	1,241	7.50
Non-competition agreements	11,171	4,919	6,252	(315)	3.50
Transfer station permits	27,708	6,973	20,735	-	-
Trade-names	12,598	6,878	5,720	-	-
	$530,807	$310,729	$220,078	$1,000

				December 31, 2012
	Cost	Accumulated amortization	Net book value	Additions (including adjustments)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$249,308	$150,337	$98,971	$23,675	3.83
Customer lists	247,553	104,833	142,720	42,221	6.60
Non-competition agreements	31,602	20,932	10,670	6,990	4.54
Transfer station permits	34,415	6,837	27,578	5,570	20.00
Trade-names	13,142	5,234	7,908	2,377	3.67
	$576,020	$288,173	$287,847	$80,833

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2014	$52,881
2015	42,877
2016	37,545
2017	32,020
2018	16,696
Thereafter	38,059
$220,078